AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 7.9%
$872,000	Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046[1,2]	$874,518
28,243	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049[1,2,3]	28,513
270,000	Antares CLO 2017-1 Ltd. Series 2017-1A, Class CR, 2.89% (3-Month USD Libor+270 basis points), 4/20/2033[1,2,4]	269,863
174,167	BCC Funding XVII LLC Series 2020-1, Class A2, 0.91%, 8/20/2025[1,2]	174,616
359,120	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[1,2]	360,818
528,285	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	535,316
109,000	COMM 2020-CX Mortgage Trust Series 2020-CX, Class D, 2.77%, 11/10/2046[1,2,3]	107,734
593,457	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	607,465
538,650	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[1,2]	555,351
71,781	DRB Prime Student Loan Trust Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	72,532
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 1.83% (3-Month USD Libor+170 basis points), 4/17/2031[1,2,4]	1,247,625
	Fortress Credit Opportunities IX CLO Ltd.
1,500,000	Series 2017-9A, Class A1T, 1.68% (3-Month USD Libor+155 basis points), 11/15/2029[1,2,4]	1,499,906
1,500,000	Series 2017-9A, Class A1TR, 0.00% (3-Month USD Libor+155 basis points), 10/15/2033[1,2,4]	1,499,625
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 2.22% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	839,701
250,000	Series 2020-47A, Class C1, 3.37% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,4]	249,773
211,737	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	212,793
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class BR, 3.04% (3-Month USD Libor+290 basis points), 7/20/2033[1,2,4]	249,872
141,969	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	143,772
60,791	LoanCore Ltd. Series 2018-CRE1, Class A, 1.21% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	60,791
910,500	MF1 2021-FL7 Ltd. Series 2021-FL7, Class AS, 1.55% (1-Month USD Libor+145 basis points), 10/18/2036[1,2,4]	910,500

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$181,587	Navient Private Education Refi Loan Trust 2021-A Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	$181,304
420,054	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[1,2,3]	421,354
	NextGear Floorplan Master Owner Trust
465,000	Series 2019-1A, Class A2, 3.21%, 2/15/2024[1,2]	469,948
588,000	Series 2019-2A, Class A2, 2.07%, 10/15/2024[1,2]	598,526
1,291,533	Slam 2021-1 Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[1,2]	1,292,424
	SMB Private Education Loan Trust
143,703	Series 2017-B, Class A2B, 0.83% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	144,237
846,233	Series 2019-B, Class A2B, 1.08% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	855,170
605,516	Sofi Consumer Loan Program LLC Series 2017-4, Class B, 3.59%, 5/26/2026[1,2,3]	606,668
	Sofi Consumer Loan Program Trust
127,993	Series 2018-1, Class B, 3.65%, 2/25/2027[1,2]	129,289
109,529	Series 2019-4, Class A, 2.45%, 8/25/2028[1,2]	109,932
1,041,040	Textainer Marine Containers VII Ltd. Series 2021-1A, Class A, 1.68%, 2/20/2046[1,2]	1,024,517
549,085	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	536,859
546,855	U.S. Airways 2013-1 Class B Pass-Through Trust 5.38%, 5/15/2023	547,381
62,823	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 7/20/2033[1,2]	62,792
634,074	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	634,259
651,501	Willis Engine Structured Trust VI Series 2021-A, Class A, 3.11%, 5/15/2046[1,2]	645,527
	TOTAL ASSET-BACKED SECURITIES
	(Cost $18,751,114)	18,761,271

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
162,000	BXHPP Trust 2021-FILM Series 2021-FILM, Class C, 1.18% (1-Month USD Libor+110 basis points), 8/15/2036[2,4]	162,101
121,451	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 1.18% (1-Month USD Libor+110 basis points), 7/15/2030[2,4]	120,968
90,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class C, 4.40%, 12/10/2049[1,3]	89,381
732,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class D, 4.42%, 10/15/2030[1,2,3]	430,407

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 3.09% (1-Month USD Libor+300 basis points), 3/25/2026[1,2,4]	$556,347
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,577,936)	1,359,204
	CORPORATE BONDS — 79.4%
	COMMUNICATIONS — 10.3%
2,235,000	Amazon.com, Inc. 2.10%, 5/12/2031[1]	2,260,807
1,256,000	AMC Networks, Inc. 4.25%, 2/15/2029[1]	1,248,935
	AT&T, Inc.
750,000	4.75%, 5/15/2046[1]	895,252
770,000	5.15%, 2/15/2050[1]	966,794
1,944,000	3.30%, 2/1/2052[1]	1,877,463
1,155,000	3.55%, 9/15/2055[1]	1,135,617
	CCO Holdings LLC / CCO Holdings Capital Corp.
865,000	4.50%, 8/15/2030[1,2]	892,438
75,000	4.25%, 2/1/2031[1,2]	76,125
1,543,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.75%, 4/1/2048[1]	1,945,323
1,710,000	Comcast Corp. 3.45%, 2/1/2050[1]	1,808,455
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	772,648
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	270,194
423,000	6.50%, 2/1/2029[1,2]	458,088
349,000	4.13%, 12/1/2030[1,2]	342,456
1,144,000	4.63%, 12/1/2030[1,2]	1,083,940
544,000	3.38%, 2/15/2031[1,2]	505,920
	Frontier Communications Holdings LLC
36,000	5.87%, 10/15/2027[1,2]	38,250
245,000	5.00%, 5/1/2028[1,2]	257,250
616,000	Kenbourne Invest S.A. 4.70%, 1/22/2028[1,2,6]	619,573
221,000	Lamar Media Corp. 3.63%, 1/15/2031[1]	221,000
110,000	Radiate Holdco LLC / Radiate Finance, Inc. 4.50%, 9/15/2026[1,2]	113,575
41,000	Scripps Escrow II, Inc. 3.88%, 1/15/2029[1,2]	41,143
319,000	Sirius XM Radio, Inc. 4.00%, 7/15/2028[1,2]	324,383
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	658,764

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	Verizon Communications, Inc.
$450,000	2.55%, 3/21/2031[1]	$455,463
850,000	4.81%, 3/15/2039	1,052,473
664,000	3.55%, 3/22/2051[1]	696,435
329,000	4.67%, 3/15/2055	411,288
	ViacomCBS, Inc.
488,000	4.20%, 5/19/2032[1]	557,549
83,000	6.87%, 4/30/2036	118,522
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	204,272
1,440,000	Vodafone Group PLC 4.87%, 6/19/2049[6]	1,793,903
350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	377,125
126,000	Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75%, 8/15/2028[1,2]	131,601
		24,613,024
	CONSUMER DISCRETIONARY — 8.3%
54,000	Air Canada 3.88%, 8/15/2026[1,2,6]	54,456
234,287	Air Canada 2020-2 Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	252,824
209,375	American Airlines 2017-1 Class AA Pass-Through Trust 3.65%, 8/15/2030	215,995
349,293	American Airlines 2017-2 Class AA Pass-Through Trust 3.35%, 4/15/2031	351,639
407,910	American Airlines 2019-1 Class AA Pass-Through Trust 3.15%, 8/15/2033	411,596
267,000	American Airlines Group, Inc. 5.00%, 6/1/2022[2]	267,334
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
349,000	5.50%, 4/20/2026[2,6]	366,886
161,000	5.75%, 4/20/2029[2,6]	173,486
221,000	Atento Luxco 1 S.A. 8.00%, 2/10/2026[1,2,6]	241,456
511,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.37%, 3/1/2029[1,2]	540,076
110,853	British Airways 2020-1 Class A Pass-Through Trust 4.25%, 11/15/2032[2]	119,438
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
126,000	4.50%, 10/20/2025[2,6]	134,814
623,000	4.75%, 10/20/2028[2,6]	694,588
2,216,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	2,678,860
	Ford Motor Co.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$630,000	8.50%, 4/21/2023	$692,962
230,000	9.00%, 4/22/2025[1]	276,407
739,000	Ford Motor Credit Co. LLC 4.54%, 8/1/2026[1]	796,886
362,000	General Motors Co. 6.80%, 10/1/2027[1]	451,889
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[1]	854,020
1,213,000	2.35%, 1/8/2031[1]	1,184,321
323,000	Goodyear Tire & Rubber Co. 5.00%, 7/15/2029[1,2]	343,801
1,566,029	JetBlue 2020-1 Class A Pass-Through Trust 4.00%, 11/15/2032	1,701,763
629,000	KB Home 4.00%, 6/15/2031[1]	645,511
379,000	Lions Gate Capital Holdings LLC 5.50%, 4/15/2029[1,2]	391,799
214,000	Lowe's Cos., Inc. 2.80%, 9/15/2041[1]	207,707
667,000	Masco Corp. 1.50%, 2/15/2028[1]	648,353
52,000	Masonite International Corp. 3.50%, 2/15/2030[1,2,6]	51,610
250,000	McDonald's Corp. 4.45%, 3/1/2047[1]	304,303
	Newell Brands, Inc.
851,000	4.35%, 4/1/2023[1]	886,153
275,000	4.70%, 4/1/2026[1]	303,194
118,000	PGT Innovations, Inc. 4.38%, 10/1/2029[1,2]	118,885
570,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[1,2]	548,055
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	1,261,356
220,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[1,2]	217,573
254,114	United Airlines 2018-1 Class B Pass-Through Trust 4.60%, 9/1/2027	261,576
172,086	United Airlines 2019-1 Class AA Pass-Through Trust 4.15%, 2/25/2033	185,022
585,313	United Airlines 2019-2 Class AA Pass-Through Trust 2.70%, 11/1/2033	591,216
273,605	United Airlines 2020-1 Class A Pass-Through Trust 5.87%, 4/15/2029	306,117
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[1,2]	65,680

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$77,000	4.62%, 4/15/2029[1,2]	$79,576
		19,879,183
	CONSUMER STAPLES — 3.3%
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	51,670
152,000	5.95%, 2/14/2049[1]	192,114
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
480,000	4.70%, 2/1/2036[1]	579,204
1,142,000	4.90%, 2/1/2046[1]	1,416,973
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	511,823
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	386,054
352,000	Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051[1,2]	380,462
363,000	BRF S.A. 4.88%, 1/24/2030[1,2,6]	363,454
580,000	Fresh Market, Inc. 9.75%, 5/1/2023[1,2]	597,400
206,000	JBS Finance Luxembourg Sarl 3.63%, 1/15/2032[1,2,6]	209,865
52,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.75%, 12/1/2031[1,2,6]	54,108
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	491,048
750,000	Kroger Co. 4.50%, 1/15/2029[1]	877,617
515,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	491,964
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	658,806
635,000	Philip Morris International, Inc. 1.50%, 5/1/2025[1]	644,136
74,000	SEG Holding LLC / SEG Finance Corp. 5.62%, 10/15/2028[1,2]	77,145
		7,983,843
	ENERGY — 8.4%
90,000	Cheniere Energy Partners LP 3.25%, 1/31/2032[1,2]	90,297
180,000	Enbridge, Inc. 6.00% (3-Month USD Libor+389 basis points), 1/15/20771,6,7	199,334
	Energy Transfer LP
314,000	3.75%, 5/15/2030[1]	338,957
275,000	5.40%, 10/1/2047[1]	327,029
500,000	6.25%, 4/15/2049[1]	655,686

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Enterprise Products Operating LLC
$475,000	6.45%, 9/1/2040	$672,316
366,000	3.30%, 2/15/2053[1]	357,294
126,000	5.38% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	131,056
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	1,132,737
733,000	Global Partners LP / GLP Finance Corp. 7.00%, 8/1/2027[1]	764,153
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	566,266
600,000	5.55%, 6/1/2045[1]	767,949
414,000	Lundin Energy Finance B.V. 3.10%, 7/15/2031[1,2,6]	419,295
	MPLX LP
515,000	4.88%, 6/1/2025[1]	574,483
641,000	4.25%, 12/1/2027[1]	720,958
249,000	5.50%, 2/15/2049[1]	314,965
983,000	4.90%, 4/15/2058[1]	1,138,527
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	125,781
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	930,236
737,000	7.77%, 12/15/2037[2]	1,054,584
659,000	Parkland Corp./Canada 4.50%, 10/1/2029[1,2,6]	667,962
379,000	Petrobras Global Finance B.V. 5.60%, 1/3/2031[1,6]	410,552
845,000	Petroleos del Peru S.A. 5.62%, 6/19/2047[2,6]	844,079
	Petroleos Mexicanos
225,000	6.50%, 1/23/2029[6]	231,278
304,000	5.95%, 1/28/2031[1,6]	294,698
1,147,000	6.35%, 2/12/2048[6]	967,495
136,000	6.95%, 1/28/2060[1,6]	119,137
275,000	Phillips 66 3.85%, 4/9/2025[1]	299,620
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	279,441
428,000	Qatar Petroleum 2.25%, 7/12/2031[1,2,6]	423,891
31,000	Renewable Energy Group, Inc. 5.87%, 6/1/2028[1,2]	32,046
	SA Global Sukuk Ltd.
422,000	1.60%, 6/17/2026[1,2,6]	419,367
448,000	2.69%, 6/17/2031[1,2,6]	451,856

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$816,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030[1,2,6]	$798,547
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
385,000	5.00%, 1/15/2028[1]	404,250
809,000	5.50%, 3/1/2030[1]	884,591
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	324,410
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	955,522
		20,090,645
	FINANCIALS — 19.9%
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,3,6]	537,111
	Allianz S.E.
600,000	3.50% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+297 basis points)[1,2,3,6,8,9]	607,020
200,000	3.20% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+217 basis points)[1,2,3,6,8,9]	194,000
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,7]	235,813
802,000	American International Group, Inc. 8.17% (3-Month USD Libor+419 basis points), 5/15/2058[1,7]	1,186,960
	Bank of America Corp.
2,239,000	3.37% (3-Month USD Libor+81 basis points), 1/23/2026[1,7]	2,391,469
200,000	4.18%, 11/25/20271	222,848
1,000,000	3.97% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	1,118,525
200,000	5.87%, 2/7/2042	284,374
660,000	Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048[1]	798,285
	Citigroup, Inc.
1,000,000	4.60%, 3/9/2026	1,129,076
804,000	5.30%, 5/6/2044	1,068,694
605,000	4.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+360 basis points)[1,3,8,9]	626,901
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,10]	486,859
	Credit Suisse Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,7]	722,433
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[1,2,3,6]	255,467
2,485,000	Crown Castle International Corp. 1.05%, 7/15/2026[1]	2,429,684
351,000	Danske Bank A/S 5.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+173 basis points), 1/12/2023[1,2,3,6]	355,069

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$265,000	Extra Space Storage LP 2.35%, 3/15/2032[1]	$258,549
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,7]	1,194,229
852,000	Fifth Third Bancorp 2.38%, 1/28/2025[1]	885,733
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	251,302
790,000	1.88% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	829,500
1,220,000	3.80%, 3/15/2030[1]	1,354,442
250,000	6.75%, 10/1/2037	357,184
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	282,069
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,6,7,8,9]	649,893
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	266,139
1,044,000	4.60% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+365 basis points)[1,3,6,8,9]	1,046,391
789,000	ING Groep N.V. 3.55%, 4/9/2024[6]	845,067
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	47,946
320,000	4.88%, 9/15/2029[1,2]	335,200
449,000	5.25%, 7/15/2030[1,2]	476,492
1,215,000	JPMorgan Chase & Co. 3.88% (3-Month USD Libor+136 basis points), 7/24/2038[1,3]	1,396,017
186,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.75%, 6/15/2029[1,2]	185,070
	LSEGA Financing PLC
606,000	1.38%, 4/6/2026[1,2,6]	604,583
261,000	2.50%, 4/6/2031[1,2,6]	265,497
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,3]	618,871
236,000	4.90%, 4/1/2077[2]	303,291
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,852,008
333,000	10.75%, 8/1/2039[1]	579,196
1,150,000	6.40%, 12/15/2066[1]	1,474,875
773,000	Mizuho Financial Group, Inc. 0.97% (3-Month USD Libor+84 basis points), 7/16/2023[1,4,6]	777,090
	Morgan Stanley
850,000	4.87%, 11/1/2022	890,390
100,000	1.53% (3-Month USD Libor+140 basis points), 10/24/2023[1,4]	101,329
150,000	5.00%, 11/24/2025	171,463
300,000	4.35%, 9/8/2026	338,570

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	3.95%, 4/23/2027	$555,946
838,000	3.74% (3-Month USD Libor+361 basis points)[1,3,8,9]	845,542
518,000	PennyMac Financial Services, Inc. 5.75%, 9/15/2031[1,2]	517,218
	PNC Financial Services Group, Inc.
369,000	3.45%, 4/23/2029[1]	408,500
379,000	5.00% (3-Month USD Libor+330 basis points)[1,7,8,9]	421,064
845,000	Principal Financial Group, Inc. 3.17% (3-Month USD Libor+304 basis points), 5/15/2055[1,7]	846,965
	Prudential Financial, Inc.
750,000	5.87% (3-Month USD Libor+418 basis points), 9/15/2042[1,7]	780,106
746,000	5.62% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	793,936
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	522,744
463,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 5.75%, 1/15/2029[1,2]	480,251
476,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 2.88%, 10/15/2026[1,2]	472,430
1,989,000	Scentre Group Trust 2 4.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+438 basis points), 9/24/2080[1,2,3,6]	2,127,235
467,000	StoneCo Ltd. 3.95%, 6/16/2028[1,2,6]	451,589
1,232,000	Truist Financial Corp. 4.80% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points)[1,8,9,10]	1,298,011
250,000	UBS A.G. 7.62%, 8/17/2022[6]	264,878
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	36,129
	Wells Fargo & Co.
350,000	4.48%, 1/16/2024	378,878
600,000	3.00%, 2/19/2025	636,624
250,000	5.87% (3-Month USD Libor+399 basis points)[1,7,8,9]	278,628
1,219,000	3.90% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+345 basis points)[1,3,8,9]	1,257,094
1,010,000	Westpac Banking Corp. 2.67% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+175 basis points), 11/15/2035[1,3,6]	987,825
		47,650,567
	GOVERNMENTS — 2.6%
200,000	Colombia Government International Bond 3.25%, 4/22/2032[1,6]	186,276
	Egypt Government International Bond
400,000	5.88%, 2/16/2031[2,6]	367,508
731,000	7.62%, 5/29/2032[2,6]	728,464

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	GOVERNMENTS (Continued)
$334,000	Ghana Government International Bond 8.62%, 4/7/2034[2,6]	$317,467
200,000	Hungary Government International Bond 3.13%, 9/21/2051[2,6]	196,938
527,000	Mexico Government International Bond 5.00%, 4/27/2051[1,6]	577,481
729,000	Morocco Government International Bond 3.00%, 12/15/2032[2,6]	692,579
240,000	Nigeria Government International Bond 7.38%, 9/28/2033[2,6]	241,920
370,000	Oman Government International Bond 7.00%, 1/25/2051[2,6]	375,283
542,000	Peruvian Government International Bond 2.78%, 1/23/2031[1,6]	536,298
294,000	Philippine Government International Bond 3.20%, 7/6/2046[6]	288,826
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	1,293,340
461,000	Ukraine Government International Bond 7.25%, 3/15/2033[2,6]	466,875
		6,269,255
	HEALTH CARE — 5.6%
200,000	180 Medical, Inc. 3.88%, 10/15/2029[1,2]	200,000
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	641,558
926,000	Alcon Finance Corp. 2.60%, 5/27/2030[1,2]	944,539
458,000	Astrazeneca Finance LLC 1.75%, 5/28/2028[1]	459,976
	Bausch Health Cos., Inc.
250,000	5.00%, 1/30/2028[1,2,6]	237,180
77,000	4.87%, 6/1/2028[1,2,6]	79,791
23,000	5.00%, 2/15/2029[1,2,6]	21,419
56,000	6.25%, 2/15/2029[1,2,6]	55,413
290,000	5.25%, 1/30/2030[1,2,6]	270,425
346,000	5.25%, 2/15/2031[1,2,6]	318,185
1,000,000	Bayer U.S. Finance II LLC 4.62%, 6/25/2038[1,2]	1,177,215
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	411,474
	CVS Health Corp.
409,000	1.30%, 8/21/2027[1]	401,539
271,000	4.30%, 3/25/2028[1]	308,225
1,164,000	3.25%, 8/15/2029[1]	1,249,939

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$287,000	4.25%, 4/1/2050[1]	$338,640
966,000	DaVita, Inc. 3.75%, 2/15/2031[1,2]	940,643
81,000	HCRX Investments Holdco LP 4.50%, 8/1/2029[1,2]	81,405
	Mozart Debt Merger Sub, Inc.
712,000	3.88%, 4/1/2029[1,2]	712,000
49,000	5.25%, 10/1/2029[1,2]	49,000
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[1,2]	204,000
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[1,6]	809,492
320,000	2.15%, 9/2/2031[1,6]	306,449
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	330,185
	Takeda Pharmaceutical Co., Ltd.
1,222,000	5.00%, 11/26/2028[1,6]	1,458,731
545,000	3.18%, 7/9/2050[1,6]	551,534
78,000	Tenet Healthcare Corp. 4.62%, 6/15/2028[1,2]	80,821
400,000	Teva Pharmaceutical Finance Netherlands III B.V. 7.12%, 1/31/2025[1,6]	437,500
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[1]	410,319
		13,487,597
	INDUSTRIALS — 4.0%
317,000	Allison Transmission, Inc. 3.75%, 1/30/2031[1,2]	308,282
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[1,2]	448,403
200,000	4.25%, 11/1/2029[1,2]	219,568
1,290,000	Berry Global, Inc. 0.95%, 2/15/2024[1,2]	1,291,458
	Boeing Co.
1,231,000	4.87%, 5/1/2025[1]	1,369,556
1,244,000	2.20%, 2/4/2026[1]	1,254,808
450,000	5.80%, 5/1/2050[1]	597,704
409,000	General Electric Co. 3.63%, 5/1/2030[1]	454,241
330,000	GFL Environmental, Inc. 3.50%, 9/1/2028[1,2,6]	332,062
200,000	Hidrovias International Finance SARL 4.95%, 2/8/2031[1,2,6]	197,502
115,000	Hillenbrand, Inc. 3.75%, 3/1/2031[1]	114,161

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$917,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 1.20%, 11/15/2025[1,2]	$906,009
523,000	Sealed Air Corp. 1.57%, 10/15/2026[1,2]	519,801
585,000	Simpar Europe S.A. 5.20%, 1/26/2031[1,2,6]	583,707
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[1,2,6]	53,029
680,000	Triton Container International Ltd. 3.15%, 6/15/2031[1,2,6]	685,600
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	228,720
		9,564,611
	MATERIALS — 4.9%
431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	435,314
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	529,406
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	202,250
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027[1,2,6]	156,375
591,000	Braskem Idesa SAPI 7.45%, 11/15/2029[1,2,6]	626,761
	Braskem Netherlands Finance B.V.
980,000	4.50%, 1/31/2030[2,6]	1,041,495
1,049,000	5.88%, 1/31/2050[2,6]	1,193,238
400,000	Celulosa Arauco y Constitucion S.A. 4.20%, 1/29/2030[1,2,6]	431,000
	Cemex S.A.B. de C.V.
200,000	7.37%, 6/5/2027[1,2,6]	221,500
809,000	5.20%, 9/17/2030[1,2,6]	868,906
759,000	3.88%, 7/11/2031[1,2,6]	759,455
326,000	Corp Nacional del Cobre de Chile 3.15%, 1/15/2051[1,2,6]	299,162
114,000	IAMGOLD Corp. 5.75%, 10/15/2028[1,2,6]	112,290
239,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027[1,2]	239,221
627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	661,755
276,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 4.25%, 12/15/2025[1,2]	288,420
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	288,770

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$558,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[1,2,6]	$561,488
382,000	SRM Escrow Issuer LLC 6.00%, 11/1/2028[1,2]	404,443
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	321,529
922,000	Teck Resources Ltd. 6.12%, 10/1/2035[6]	1,193,202
104,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.13%, 4/1/2029[1,2,6]	104,780
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	511,073
321,000	Yamana Gold, Inc. 2.63%, 8/15/2031[1,2,6]	313,225
		11,765,058
	TECHNOLOGY — 4.7%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[1,2]	1,160,238
1,810,000	4.75%, 11/15/2036[1,2]	1,810,000
169,000	3.75%, 2/15/2051[1,2]	168,726
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1]	262,843
926,000	8.35%, 7/15/2046[1]	1,499,436
151,000	Microsoft Corp. 2.68%, 6/1/2060[1]	145,642
775,000	NXP B.V. / NXP Funding LLC 3.87%, 9/1/2022[2,6]	798,428
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,2,6]	595,640
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	1,129,120
500,000	3.85%, 7/15/2036[1]	542,381
1,560,000	3.60%, 4/1/2040[1]	1,614,569
534,000	Salesforce.com, Inc. 2.70%, 7/15/2041[1]	531,222
200,000	Seagate HDD Cayman 3.12%, 7/15/2029[1,2,6]	193,420
768,000	VMware, Inc. 2.20%, 8/15/2031[1]	750,010
		11,201,675
	UTILITIES — 7.4%
650,000	AES Gener S.A. 6.35% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+492 basis points), 10/7/2079[1,2,6,10]	687,550

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	$489,725
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	938,469
1,676,000	Black Hills Corp. 3.88%, 10/15/2049[1]	1,792,557
675,000	Cleveland Electric Illuminating Co. 3.50%, 4/1/2028[1,2]	722,841
229,000	CMS Energy Corp. 3.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+290 basis points), 12/1/2050[1,3]	231,290
200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	222,252
363,000	Consumers Energy Co. 2.50%, 5/1/2060[1]	316,154
429,000	Duke Energy Carolinas LLC 3.95%, 11/15/2028[1]	487,198
	Edison International
508,000	2.40%, 9/15/2022[1]	516,214
393,000	3.55%, 11/15/2024[1]	416,677
634,000	5.37% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+470 basis points)[1,3,8,9]	655,588
252,000	Entergy Corp. 2.80%, 6/15/2030[1]	259,648
230,000	Evergy Metro, Inc. 4.30%, 6/15/2047[1]	274,419
	Exelon Corp.
248,000	3.40%, 4/15/2026[1]	268,508
905,000	4.05%, 4/15/2030[1]	1,024,649
	FirstEnergy Corp.
200,000	7.37%, 11/15/203[1]	273,212
735,000	5.35%, 7/15/2047[1]	896,152
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1]	344,570
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[1,2]	321,268
439,000	Light Servicos de Eletricidade S.A./Light Energia S.A. 4.38%, 6/18/2026[1,2,6]	438,456
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	396,385
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	1,234,448
	NiSource, Inc.
218,000	3.60%, 5/1/2030[1]	239,091
277,000	5.65% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points)[1,8,9,10]	292,235

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	Pacific Gas and Electric Co.
$305,000	2.10%, 8/1/2027[1]	$297,493
481,000	3.50%, 8/1/2050[1]	435,302
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	578,982
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[1,2]	238,842
477,000	Rochester Gas & Electric Corp. 3.10%, 6/1/2027[1,2]	512,419
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	583,846
121,000	3.95%, 10/1/2046[1]	133,842
822,000	4.40%, 5/30/2047[1]	964,196
97,000	Superior Plus LP / Superior General Partner, Inc. 4.50%, 3/15/2029[1,2,6]	100,152
		17,584,630
	TOTAL CORPORATE BONDS
	(Cost $181,038,582)	190,090,088
	MUNICIPAL BONDS — 1.0%
1,455,000	State of California 7.55%, 4/1/2039	2,451,745
	TOTAL MUNICIPAL BONDS
	(Cost $2,244,687)	2,451,745
	U.S. GOVERNMENT AND AGENCIES — 9.3%
21,595	Fannie Mae Pool 6.00%, 7/1/2040	26,064
	United States Treasury Bond
1,913,700	1.13%, 5/15/2040	1,650,566
84,400	1.62%, 11/15/2050	75,601
3,921,400	1.87%, 2/15/2051	3,729,008
1,576,900	2.37%, 5/15/2051	1,677,921
	United States Treasury Note
1,461,300	0.75%, 8/31/2026	1,444,974
881,700	1.63%, 9/30/2026	908,668
1,870,800	1.25%, 5/31/2028	1,866,561
2,637,500	1.25%, 6/30/2028	2,629,772
128,600	1.13%, 8/31/2028	126,953
432,300	1.50%, 2/15/2030	434,614
282,600	0.63%, 8/15/2030	262,630
2,769,800	1.62%, 5/15/2031	2,798,797
4,829,700	1.25%, 8/15/2031	4,706,692
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $22,387,104)	22,338,821

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 0.1%
	GOVERNMENTS — 0.1%
2,800	CoBank ACB 6.25% (3-Month USD Libor+456 basis points), [1,3,8,9]	$289,800
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	289,800

	SHORT-TERM INVESTMENTS — 1.6%

3,770,682	Federated Treasury Obligations Fund - Institutional Class 0.01%[11]	3,770,682
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,770,682)	3,770,682
	TOTAL INVESTMENTS — 99.9%
	(Cost $230,069,793)	239,061,611
	Other Assets in Excess of Liabilities — 0.1%	338,528
	TOTAL NET ASSETS — 100.0%	$239,400,139

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
LLLP – Limited Liability Limited Partnership
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $90,147,017, which represents 37.7% of total net assets of the Fund.
[3]	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
[4]	Floating rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at September 30, 2021. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Interest-only security.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to variable security. Fixed rate indicated is the rate effective at September 30, 2021. Security may convert at a future date to a variable rate of referenced rate and spread.
[11]	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Interest Rate Futures
(19)	10-Year U.S. Treasury Note	December 2021	$(2,531,040)	$(2,500,579)	$30,461
4	5-Year U.S. Treasury Note	December 2021	492,469	490,969	(1,500)
162	U.S. Treasury Long Bond	December 2021	26,600,935	25,793,446	(807,489)
(308)	Ultra 10-Year U.S. Treasury Note	December 2021	(45,554,557)	(44,737,000)	817,557
(25)	Ultra Long-Term U.S. Treasury Bond	December 2021	(4,926,584)	(4,776,563)	150,021

TOTAL FUTURES CONTRACTS			$(25,918,777)	$(25,729,727)	$189,050